Financial Risk Management - Movement in Loss Allowances Against Trade Receivables (Details) - Credit Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management [Line Items]
Loss allowance beginning balance	$ 1,681	$ 661
Loss allowance recognized during the year	6,207	1,253
Balances written off during the year	(3,740)	(222)
Balances recovered during the year	(418)	(11)
Loss allowance ending balance	$ 3,730	$ 1,681